Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets

4. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021
	US$	US$
Amounts due from third party payment platforms	14,237,874	17,320,817
Others	1,487,550	4,636,413
Prepayments and Other Current Assets	15,725,424	21,957,230